FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Classification of Loans by Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	S/ 136,675,847	S/ 130,867,669
Current but impaired loans	3,531,294	3,802,650
Loans with delays in payments of one day or more but not considered internal overdue loans	3,600,831	4,218,792
Internal overdue loans	4,821,126	5,430,134
Total	148,629,098	144,319,245
Total past due under IFRS 7	8,421,957	9,648,926
Neither past due nor impaired
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	136,675,847	130,867,669
Current but impaired loans	0	0
Loans with delays in payments of one day or more but not considered internal overdue loans	0	0
Internal overdue loans	0	0
Total	136,675,847	130,867,669
Total past due under IFRS 7	0	0
Past due but not impaired
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	0	0
Loans with delays in payments of one day or more but not considered internal overdue loans	2,774,121	3,189,089
Internal overdue loans	297,016	444,457
Total	3,071,137	3,633,546
Total past due under IFRS 7	3,071,137	3,633,546
Impaired
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	3,531,294	3,802,650
Loans with delays in payments of one day or more but not considered internal overdue loans	826,710	1,029,703
Internal overdue loans	4,524,110	4,985,677
Total	8,882,114	9,818,030
Total past due under IFRS 7	S/ 5,350,820	S/ 6,015,380